Consolidated Statements Of Shareholders' Equity - USD ($) $ in Thousands		Total	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total Textainer Group Holdings Limited shareholders' equity	Noncontrolling interest
Beginning Balances at Dec. 31, 2015	[1]	$ 1,261,640	$ 572	$ (9,149)	$ 385,020	$ (283)	$ 821,228	$ 1,197,388	$ 64,252
Beginning Balances (in shares) at Dec. 31, 2015	[1]		57,163,095	(630,000)
Dividends to shareholders ($0.51 per common share)		(28,754)					(28,754)	(28,754)
Restricted share units vested			$ 3		(3)
Restricted share units vested (in shares)			254,024
Share-based compensation expense		6,573			6,573			6,573
Net tax benefit from share options exercised and restricted share units vested		(810)			(810)			(810)
Comprehensive income (loss):
Net Income (loss) attributable to Textainer Group Holdings Limited common shareholders		(52,483)					(52,483)	(52,483)
Net Income (loss) attributable to noncontrolling interests		(5,393)							(5,393)
Foreign currency translation adjustments		(233)				(233)		(233)
Total comprehensive income (loss)		(58,109)
Ending Balances at Dec. 31, 2016	[1]	1,180,540	$ 575	$ (9,149)	390,780	(516)	739,991	1,121,681	58,859
Ending Balances (in shares) at Dec. 31, 2016	[1]		57,417,119	(630,000)
Dividends paid to noncontrolling interest		(2,496)							(2,496)
Restricted share units vested			$ 2		(2)
Restricted share units vested (in shares)			244,633
Exercise of share options		$ 961	$ 1		960			961
Exercise of share options (in shares)		65,468	65,468
Share-based compensation expense		$ 6,083			6,083			6,083
Comprehensive income (loss):
Net Income (loss) attributable to Textainer Group Holdings Limited common shareholders		19,365					19,365	19,365
Net Income (loss) attributable to noncontrolling interests		1,377							1,377
Foreign currency translation adjustments		207				207		207
Total comprehensive income (loss)		20,949
Ending Balances at Dec. 31, 2017	[1]	1,206,037	$ 578	$ (9,149)	397,821	(309)	759,356	1,148,297	57,740
Ending Balances (in shares) at Dec. 31, 2017	[1]		57,727,220	(630,000)
Dividends paid to noncontrolling interest		(1,996)							(1,996)
Restricted share units vested			$ 3		(3)
Restricted share units vested (in shares)			289,685
Exercise of share options		$ 130			130			130
Exercise of share options (in shares)		15,259	15,259
Share-based compensation expense		$ 7,355			7,355			7,355
TW Container Leasing, Ltd. capital restructuring		(29,658)			780			780	(30,438)
Comprehensive income (loss):
Net Income (loss) attributable to Textainer Group Holdings Limited common shareholders		50,378					50,378	50,378
Net Income (loss) attributable to noncontrolling interests		3,872							3,872
Foreign currency translation adjustments		(127)				(127)		(127)
Total comprehensive income (loss)		54,123
Ending Balances at Dec. 31, 2018		$ 1,235,991	$ 581	$ (9,149)	$ 406,083	$ (436)	$ 809,734	$ 1,206,813	$ 29,178
Ending Balances (in shares) at Dec. 31, 2018			58,032,164	(630,000)

[1]	Certain amounts for the years ended December 31, 2017, 2016 and 2015 have been adjusted to defer acquisition fees of the managed fleet as earned over the deemed lease term (see Note 2 “Immaterial Reclassification and Adjustment of Prior Periods”).